Transactions with Related Parties and Affiliates (Details)	2 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	11 Months Ended
	Feb. 29, 2016 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jul. 31, 2019 USD ($)	Nov. 15, 2012 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
General and administrative expenses		$ 6,515,000	$ 5,513,000	$ 10,528,000	$ 9,044,000
Fees and costs related to vessels' regulatory requirements		5,767,000	0	5,767,000	0
Due From Related Parties, Current		17,936,000		17,936,000				$ 28,562,000
Due From Related Parties, Noncurrent		38,086,000		38,086,000				28,880,000
Management fees		16,496,000	17,381,000	33,106,000	34,072,000
Amounts due from related parties, long-term - Fair Value		38,086,000		38,086,000				28,880,000
Navios Holdings
Related Party Transaction [Line Items]
Supplemental credit default insurance maximum cash payment							$ 20,000,000
Number of installments						3
Navios Holdings | Fourth quarter 2019 | Subsequent Event
Related Party Transaction [Line Items]
Repayment amount						$ 4,362,000
Navios Holdings | Third quarter 2020 | Subsequent Event
Related Party Transaction [Line Items]
Repayment amount						5,000,000
Navios Holdings | First quarter 2021 | Subsequent Event
Related Party Transaction [Line Items]
Repayment amount						$ 5,000,000
Prior management agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee	$ 4,100
Prior management agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee	4,200
Prior management agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee	5,250
Prior management agreement | Containerships of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee	6,700
Prior management agreement | Containerships of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee	7,400
Prior management agreement | Containerships of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee	$ 8,750
Management Agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee				4,230
Management Agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee				4,330
Management Agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee				5,250
Management Agreement | Containerships of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee				6,700
Management Agreement | Containerships of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee				7,400
Management Agreement | Containerships of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee				$ 8,750
Management Agreement | Late Reimbursement
Related Party Transaction [Line Items]
Interest rate description				LIBOR
Interest rate percentage				1.00%
Debt later required payment				Jan. 05, 2018
Ecxluding Navios Europe I and Navios Europe II | Navios Holdings
Related Party Transaction [Line Items]
Available amount of loan facility			4,527,000		4,527,000
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses		2,537,000	$ 2,330,000	$ 5,127,000	$ 4,580,000
Due to Related Parties, Noncurrent
Amounts due from related parties, long-term - Fair Value		14,612,000		14,612,000
Navios Holdings | Ecxluding Navios Europe I and Navios Europe II
Related Party Transaction [Line Items]
Due from Related Parties		48,036,000		48,036,000				$ 52,252,000
Due From Related Parties, Current		9,950,000		9,950,000
Due From Related Parties, Noncurrent		38,086,000		38,086,000
Supplemental credit default insurance maximum cash payment							$ 20,000,000
Amounts due from related parties, long-term - Fair Value		$ 14,362,000		$ 14,362,000